Investments in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Equity Investees
Summary of composition of equity investees

	December 31,
	2023	2022

	(in US$’000)
SHPL	48,411	73,461
Other (note)	—	316
	48,411	73,777

Note: On April 13, 2023, the Group completed a transaction to divest its entire investment in a former equity investee to a third party.

Summary of balance sheets for equity investee SHPL

	SHPL
	December 31,
	2023	2022

	(in US$’000)
Current assets	201,025	214,267
Non-current assets	73,939	80,062
Current liabilities	(179,649)	(147,952)
Non-current liabilities	(3,687)	(4,944)
Net assets	91,628	141,433

Summary of statements of operations for equity investees, SHPL and HBYS (divested in 2021)

	SHPL			HBYS
				Period Ended
	Year Ended December 31,			September 28,
	2023	2022	2021	2021(note (a))

	(in US$’000)
Revenue	385,483	370,600	332,648	209,528
Gross profit	284,361	281,113	255,089	111,066
Interest income	754	980	1,216	205
Profit before taxation	112,488	116,454	105,325	36,715
Income tax expense (note (b))	(17,636)	(16,738)	(15,896)	(4,840)
Net income (note (c))	94,852	99,716	89,429	31,875
Non-controlling interests	—	—	—	(36)
Net income attributable to the shareholders of equity investee	94,852	99,716	89,429	31,839

Notes:

(a)	The summarized statement of operations for HBYS for the year ended December 31, 2021 includes the period when HBYS was the Group’s equity investee from January 1, 2021 to September 28, 2021, the completion date of the divestment. The Group has accounted for the investment in HBYS under the equity method up to September 28, 2021.
(b)	The main entity within the SHPL group has been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the years ended December 31, 2023, 2022 and 2021.
(c)	Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$131,000, US$110,000 and US$36,000 for the years ended December 31, 2023, 2022 and 2021 respectively.

Summary of reconciliation of the financial information presented to the carrying amount of investment in SHPL and HBYS (divested in 2021)

	SHPL			HBYS
	2023	2022	2021	2021(note)

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	141,433	145,741	152,714	119,424
Net income attributable to the shareholders of equity investee	94,852	99,716	89,429	31,839
Dividends declared	(146,974)	(87,436)	(99,744)	(106,159)
Other comprehensive income/(loss)	2,317	(16,588)	3,342	1,387
Closing net assets after non-controlling interests as at December 31/September 28	91,628	141,433	145,741	46,491
Group’s share of net assets	45,814	70,717	72,871	23,246
Goodwill	2,795	2,872	3,128	—
Elimination of unrealized profits on downstream sales	(198)	(128)	—	—
Divestment (Note 22)	—	—	—	(23,246)
Carrying amount of investments as at December 31	48,411	73,461	75,999	—

Note: The summarized financial information for HBYS for the year ended December 31, 2021 includes the period when HBYS was the Group’s equity investee from January 1, 2021 to September 28, 2021, the completion date of the divestment. The Group has accounted for the investment in HBYS under the equity method up to September 28, 2021.

Summary of SHPL capital commitments

December 31,
2023
(in US$’000)
Property, plant and equipment
Contracted but not provided for	376